Supplement to New York Spinnaker Plus Prospectus
                        Supplement dated August 23, 2005
                 to Prospectus dated June 16, 1997 as supplemented


      Please note that effective August 25, 2005, First Symetra National Life
       Insurance Company of New York's physical address will be changed to:

               First Symetra National Life Insurance Company of New York
                               330 Madison Avenue
                                    9th Floor
                               New York, NY 10017